ACCOUNTS RECEIVABLE (Details)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 20,729	$ 134,960	¥ 971,135
Allowance for CECL	(73)	$ (134,960)
Accounts receivable, net	$ 20,656